Statements of Convertible Preferred Stock, Redeemable Convertible Preferred Stock and Stockholders' Deficit (Equity) (USD $) In Thousands, except Share data, unless otherwise specified		Total	Common Stock	Additional Paid-In Capital Amount	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Comprehensive Income (Loss)	Series A-1 Convertible Preferred Stock	Series A-2 Convertible Preferred Stock	Series A-3 Convertible Preferred Stock	Series A-4 Convertible Preferred Stock	Series A-5 Convertible Preferred Stock	Series A-6 Convertible Preferred Stock	Series A Convertible Preferred Stock	Series B Convertible Preferred Stock	Series C Convertible Preferred Stock
Balance at Dec. 31, 2008		$ (74,996)		$ 8,013	$ 247	$ (83,256)								$ 93	$ 32,843	$ 87,352
Balance (in shares) at Dec. 31, 2008			320,424											61,664	1,599,997	10,146,629
Increase (Decrease) in Stockholders' Equity
Net loss		(15,089)				(15,089)	(15,089)
Unrealized gain (loss) from available-for-sale securities		(232)			(232)		(232)
Total comprehensive loss		(15,321)					(15,321)
Stock-based compensation expense		125		125
Accretion of Preferred Stock issuance costs		(181)		(181)												181
Accretion of Preferred Stock to redemption value		(9,851)		(7,954)		(1,897)									2,627	7,224
Accretion of Preferred Stock investor rights/obligations		(1,374)				(1,374)										1,374
Balance at Dec. 31, 2009		(101,598)		3	15	(101,616)								93	35,470	96,131
Balance (in shares) at Dec. 31, 2009			320,424											61,664	1,599,997	10,146,629
Increase (Decrease) in Stockholders' Equity
Net loss		(14,630)				(14,630)	(14,630)
Unrealized gain (loss) from available-for-sale securities		(18)			(18)		(18)
Total comprehensive loss		(14,648)					(14,648)
Issuance of Common Stock		2		2
Issuance of Common Stock (in shares)			2,383
Stock-based compensation expense		134		134
Accretion of Preferred Stock issuance costs		(173)		(136)		(37)										173
Accretion of Preferred Stock to redemption value		(10,651)				(10,651)									2,839	7,812
Accretion of Preferred Stock investor rights/obligations		(1,318)				(1,318)										1,318
Balance at Dec. 31, 2010		(128,252)		3	(3)	(128,252)								93	38,309	105,434
Balance (in shares) at Dec. 31, 2010			322,807											61,664	1,599,997	10,146,629
Increase (Decrease) in Stockholders' Equity
Net loss		(42,476)				(42,476)	(42,476)
Unrealized gain (loss) from available-for-sale securities		8			8		8
Total comprehensive loss		(42,468)					(42,468)
Forced conversion to common stock		554		554										(33)	(296)	(225)
Forced conversion to common stock (in shares)			102,767											(21,661)	(177,697)	(314,496)
Recapitalization	[1]	60,981		8,269		52,712			75,979	9,629	271			(60)	(39,183)	(108,425)
Recapitalization (in shares)	[1]								983,208	142,227	3,998			(40,003)	(1,422,300)	(9,832,133)
Issuance of preferred stock								62,297				525
Issuance of preferred stock (in shares)								922,286				6,443
Accretion of dividends on preferred stock		(10,933)		(6,590)		(4,343)		1,968	4,000	579					1,170	3,216
Stock-based compensation expense		304		304
Stock options exercised		204		204
Stock options exercised (in shares)			219,825
Milestone payment settled with stock								1,410
Milestone payment settled with stock (in shares)								17,326
Balance at Dec. 31, 2011		(119,610)		2,744	5	(122,359)		65,675	79,979	10,208	271	525
Balance (in shares) at Dec. 31, 2011			645,399					939,612	983,208	142,227	3,998	6,443
Increase (Decrease) in Stockholders' Equity
Net loss		(30,833)				(30,833)	(30,833)
Unrealized gain (loss) from available-for-sale securities		5			5		5
Total comprehensive loss		(30,828)					(30,828)
Accretion of dividends on preferred stock		(6,810)		(3,875)		(2,935)		3,080	3,259	471
Stock-based compensation expense		873		873
Stock options exercised		258		258
Stock options exercised (in shares)			209,717
Balance at Jun. 30, 2012		$ (156,117)			$ 10	$ (156,127)		$ 68,755	$ 83,238	$ 10,679	$ 271	$ 525	$ 0
Balance (in shares) at Jun. 30, 2012			855,116					939,612	983,208	142,227	3,998	6,443	0

[1]	The recapitalization includes the exchange of Series A, Series B and Series C shares for Series A-4, Series A-3, and Series A-2 shares, respectively, in addition to the 1:10 exchange of Series A-2, Series A-3, and Series A-4 preferred stock, which occurred in conjunction with the Merger, and is more fully described in Note 3.